PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7— PROPERTY AND EQUIPMENT, NET

Property and equipment consist of Property and equipment purchased or capitalized by the Company and finance leases for 2022 and 2021.

7-1     Property and Equipment, net

Property and equipment consist of the following:

	December 31,
	2022	2021
Equipment	9,553	8,894
Furniture, fixture, and fittings and other	3,108	2,678
Total gross value	12,661	11,572
Less: accumulated depreciation and amortization	(8,916)	(8,594)
Total	3,745	2,978

Depreciation expense related to property and equipment (inclusive of depreciation expense on equipment leased to customers) amounted to €1,194 thousand, €1,521 thousand and €1,695 thousand for the years ended December 31, 2022, 2021 and 2020, respectively.

Assets leased to customers:

Capitalized costs on equipment leased to customers of €753 thousand and €423 thousand are included in property and equipment at December 31, 2022 and 2021, respectively. Accumulated amortization of these assets leased to third parties was €264 thousand and €108 thousand, at December 31, 2022 and 2021, respectively.

Depreciation expense on equipment leased to customers amounted to €37 thousand, €40 thousand and €240 thousand, for the years ended December 31, 2022, 2021 and 2020, respectively.

7-2     Finance leases

Finance lease right-of-use assets in 2022 and previous years consist of the following:

	December 31,
	2022	2021
Facilities	269	290
Equipment	220	220
Vehicles and IT equipment	780	1,497
Total gross value	1,269	2,007
Less: accumulated depreciation and amortization	813	1,368
Total	455	639

Depreciation expense related to finance lease right-of-use assets amounted to €303 thousand, €275 thousand and €401 for the years ended December 31, 2022, 2021, 2020, respectively.